Stock-Based Compensation - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2026 JPY (¥) Point	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points settled for individuals retired	391,898
Points outstanding	3,268,760
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points granted	632,010
Stock-based compensation costs recognized | ¥	¥ 3,705	¥ 1,778	¥ 2,177